Principal Activities and Reorganization (Narrative) (Details) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Apr. 23, 2009 Fuwei Films USA, LLC [Member] USD ($)	Dec. 31, 2013 Administration Company [Member]
Principal Activities And Reorganization [Line Items]
Outstanding ordinary shares controlled indirectly by the Administration Company, percent							65.45%
Registered Capital						$ 10
Total investment amount	$ 75,913	459,548	518,434	572,871	551,750	$ 100
Equity interest held by parent						60.00%
Equity interest held by partner						40.00%